Other Financial Assets - Summary of Credit Rating Quality Analysis of Other Financial Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other financial assets [line items]
Other Financial Assets	$ 578,069,414	$ 2,284,186,382
Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	1,026,213	$ 1,925,376
Debtors for Sale of Foreign Currency
Disclosure of other financial assets [line items]
Other Financial Assets	0
Debtors for Sale of Foreign Currency | Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	0
Debtors for Cash sale of Government Securities to be Settled
Disclosure of other financial assets [line items]
Other Financial Assets	44,409,764
Debtors for Cash sale of Government Securities to be Settled | Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	0
Sundry Debtors
Disclosure of other financial assets [line items]
Other Financial Assets	129,375,279
Sundry Debtors | Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	1,026,213
Mutual Funds
Disclosure of other financial assets [line items]
Other Financial Assets	373,568,761
Mutual Funds | Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	0
Premiums from financial guarantee contracts
Disclosure of other financial assets [line items]
Other Financial Assets	5,522,449
Premiums from financial guarantee contracts | Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	0
Interest accrued receivable
Disclosure of other financial assets [line items]
Other Financial Assets	6,995,546
Interest accrued receivable | Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	0
Fiduciary participation certificates
Disclosure of other financial assets [line items]
Other Financial Assets	16,814,620
Fiduciary participation certificates | Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	0
Balances from claims pending recovery
Disclosure of other financial assets [line items]
Other Financial Assets	1,382,995
Balances from claims pending recovery | Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	0
Not yet due | Debtors for Sale of Foreign Currency
Disclosure of other financial assets [line items]
Other Financial Assets	0
Not yet due | Debtors for Cash sale of Government Securities to be Settled
Disclosure of other financial assets [line items]
Other Financial Assets	44,409,764
Not yet due | Sundry Debtors
Disclosure of other financial assets [line items]
Other Financial Assets	130,243,011
Not yet due | Mutual Funds
Disclosure of other financial assets [line items]
Other Financial Assets	373,568,761
Not yet due | Premiums from financial guarantee contracts
Disclosure of other financial assets [line items]
Other Financial Assets	5,522,449
Not yet due | Interest accrued receivable
Disclosure of other financial assets [line items]
Other Financial Assets	6,995,546
Not yet due | Fiduciary participation certificates
Disclosure of other financial assets [line items]
Other Financial Assets	16,814,620
Not yet due | Balances from claims pending recovery
Disclosure of other financial assets [line items]
Other Financial Assets	1,382,995
Impaired/Uncollectible | Debtors for Sale of Foreign Currency
Disclosure of other financial assets [line items]
Other Financial Assets	0
Impaired/Uncollectible | Debtors for Cash sale of Government Securities to be Settled
Disclosure of other financial assets [line items]
Other Financial Assets	0
Impaired/Uncollectible | Sundry Debtors
Disclosure of other financial assets [line items]
Other Financial Assets	158,481
Impaired/Uncollectible | Mutual Funds
Disclosure of other financial assets [line items]
Other Financial Assets	0
Impaired/Uncollectible | Premiums from financial guarantee contracts
Disclosure of other financial assets [line items]
Other Financial Assets	0
Impaired/Uncollectible | Interest accrued receivable
Disclosure of other financial assets [line items]
Other Financial Assets	0
Impaired/Uncollectible | Fiduciary participation certificates
Disclosure of other financial assets [line items]
Other Financial Assets	0
Impaired/Uncollectible | Balances from claims pending recovery
Disclosure of other financial assets [line items]
Other Financial Assets	$ 0